Summary Of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consists of the following:

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
	(in thousands)
Electronic office equipment	68,027	59,780	8,420
Leasehold improvements	506,501	468,265	65,954
Furniture, fixtures and equipment	159,042	154,736	21,794
Total	733,570	682,781	96,168
Less: Accumulated depreciation	(446,678)	(511,863)	(72,095)
Construction in progress	28,088	18,166	2,559
Total	314,980	189,084	26,632